ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Feb. 28, 2014	Feb. 28, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued employee payroll and welfare benefits	$ 17,445,220	$ 10,949,823
Accrued employee annual bonus	2,540,148	1,668,478
Other taxes payable	3,701,955	2,746,276
Accrued teaching material costs	345,745	309,938
Payable to employees	19,783	206,014
Government subsidies	148,274	160,738
Enrollment fees collected for sponsors	88,013	120,082
Payable for investment in Holiday School	97,644	96,443
Professional service fee payable	715,289	69,499
Payable for acquisition of Wuhan Jianghan School	36,128	35,684
Others	2,285,793	833,026
Total	$ 27,423,992	$ 17,196,001